CASH AND BANK BALANCES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CASH AND BANK BALANCES
Cash on hand	¥ 8	¥ 18
Cash at banks	12,336	8,194
Cash and bank balances	¥ 12,344	¥ 8,212